Long-term debt - Schedule of Long-term Debt (Detail) - CAD ($) $ in Millions	Dec. 31, 2025		Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 184.0	[1]	$ 339.2
Notional amount	184.0		339.2
Unamortized discount of senior unsecured notes	(0.0)		(1.1)
Deferred financing costs	(4.1)		(2.7)
Total long-term debt	179.9		335.4
Current portion	0.0		3.0
Non-current portion	179.9		332.4
Syndicated Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	9.0		225.0
8.125% $175.0 million, maturing December 3, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	175.0		0.0
11.95% $80.8 million, maturing July 27, 2027 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0.0		$ 114.2

[1]	The 2027 figure includes our syndicated credit facility which has a term-out date of May 2027. The 2030 figure includes our senior unsecured notes due in December 2030. Refer to Note 6 for further details. Historically, the Company has successfully renewed its syndicated credit facility.